Depreciation, amortization, shipping and handling expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Depreciation and Amortization
(a)	Depreciation and amortization expenses

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Amortization of intangible assets (i)	1,012	38,957	64,939	9,341
Depreciation of investment property	376	355	348	50
Depreciation of property, plant and equipment	450,092	492,826	516,276	74,264
Depreciation of right-of-use assets (ii)	43,127	41,458	43,129	6,204

	494,607	573,596	624,692	89,859

Note:

(i)
The higher amortization charges in 2021 and 2022 are mainly due to the amortization charged on additional Technology
Know-how
recognized during the year which are transferred from Group capitalized development cost upon completion and ready for use.

(ii)	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers
Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Selling, general and administrative expenses	237,683	224,292	150,661	21,672

Summary of Other Operating Income
7.2	(a) Other operating income

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	166,970	132,083	131,879	18,970
Dividend income from quoted equity securities	166	168	13	2
Gain on disposal of:
- associate	—	—	1,329	191
- property, plant and equipment	—	1,224	6,535	940
- quoted equity securities	874	5,416	2,291	330
- right-of-use assets	2,574	14,714	3,929	565
Government grants	209,793	152,932	176,264	25,355
Fair value gain on quoted equity securities	—	138	—	—
Fair value gain on foreign exchange forward contract	999	—	—	—
Foreign exchange gain, net	3,217	—	—	—
Others	15,676	19,496	12,109	1,742

	400,269	326,171	334,349	48,095

Summary of Other Operating Expenses
7.2	(b) Other operating expenses

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Fair value loss on quoted equity securities	1,196	—	—	—
Impairment loss on investment in joint venture	—	—	990	142
Loss on disposal of property, plant and equipment	4,183	—	—	—
Provision/(reversal) for onerous contract, net	13,639	(8,810)	(4,829)	(695)
Foreign exchange loss, net	—	1,739	555	80
Unrecoverable value added tax	—	11,164	—	—
Others	2,304	5,889	877	127

	21,322	9,982	(2,407)	(346)

Summary of Finance Costs
7.3	Finance costs

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	95,357	82,109	65,440	9,413
Bills and other discounting	49,738	27,864	23,922	3,441
Bank charges	3,877	4,136	4,563	656
Interest on lease liabilities (Note 17)	2,198	1,819	1,547	223

	151,170	115,928	95,472	13,733

Summary of Staff Costs
7.4	Staff costs

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	1,364,751	1,338,777	928,350	133,539
Contribution to defined contribution plans	287,830	386,551	371,458	53,433
Executive bonuses	59,908	19,355	16,500	2,373
Staff welfare	94,982	93,992	79,206	11,393
Staff severance cost	19,712	11,771	19,531	2,809
Others	3,439	4,887	3,875	557

	1,830,622	1,855,333	1,418,920	204,104